Segmented Information (Tables)	12 Months Ended
Nov. 30, 2021
Segmented Information
Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas
	November 30,	November 30,	November 30,
	2021	2020	2019
	$	$	$
Revenue
United States	-	1,401,517	3,480,516
	-	1,401,517	3,480,516

Total assets
Canada	2,096,425	3,387,055	3,796,713

Total property and equipment
Canada	994,109	1,770,137	2,273,406